REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors
Bolton Securities Corporation

Opinion on the Financial Statement

We have audited the accompanying statement of financial condition of Bolton Securities Corporation (the "Company") as of December 31, 2022, and the related notes (collectively referred to as the "financial statement"). In our opinion, the statement of financial condition presents fairly, in all material respects, the financial position of Bolton Securities Corporation as of December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

This financial statement is the responsibility of the Companys management. Our responsibility is to express an opinion on the Companys financial statement based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statement, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as Bolton Securities Corporations auditor since
2014.


Frankfort, Illinois
March 7, 2023



















Phone:708.489.1680 Fax:847.750.0490  dscpagroup.com
20646 Abbey Woods Ct N, Suite 201  Frankfort, IL 60423






BOLTON SECURITIES CORPORATION

STATEMENT OF FINANCIAL CONDITION

DECEMBER 31, 2022



ASSETS

Cash and cash equivalents			$ 1,428,204
Receivables other				1,000
Receivables related party			6,101
Prepaid expenses                                117,945


TOTAL ASSETS                                 $ 1,553,250




LIABILITIES AND STOCKHOLDER?S EQUITY

LIABILITIES
Accounts payable and accrued expenses           $   33,845
Accounts payable  related party                 357,621
Accrued income taxes				19,251
Commissions payable				5,730
Deferred revenue				47,548


Total Liabilities                            $  463,995



STOCKHOLDERS EQUITY
Common stock, $.01 par value; authorized
3,000 shares; issued and outstanding
100 shares                                    $        1
Additional paid in capital                           28,920
Retained earnings                                1,060,334

Total Stockholders Equity                   $ 1,089,255


TOTAL LIABILITIES AND STOCKHOLDERS EQUITY   $ 1,553,250



The accompanying notes are an integral part of this financial statement.





NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization - Bolton Securities Corporation (the Company) is located in Bolton, Massachusetts. The Company is a dually registered broker-dealer and investment advisor conducting business on a fully disclosed basis over a network of independent
advisors.   The Company, through its independent financial
advisors, offers investment advice to its investment clients.
The Company is registered with the Securities and Exchange Commission (SEC) and is an introducing broker subject to the rules of the Commodity Futures Trading Commission (CFTC), and is a member of the Financial Industry Regulatory Authority (FINRA), the National Futures Association (NFA), and the Securities Investors Protection Corporation (SIPC).

Basis of Presentation The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (GAAP).

Recognition of Revenue The Company follows the revenue recognition guidance that requires an entity to follow a five step model to (a) identify the contract(s) with a customer,
(b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract, and (e) recognize revenue when (or as) the entity satisfies the performance obligation.

Revenues are recognized in accordance with the accounting guidance when persuasive evidence of an arrangement exists, the performance obligation has been met, the fee is fixed or determinable, and collection is reasonably assured.

Significant Judgments - The recognition and measurement of revenue is based on the assessment of individual contract terms. Significant judgment is required to determine whether performance obligations are satisfied at a point in time or over time; how to allocate transaction prices where multiple performance obligations are identified; when to recognize revenue based on the appropriate measure of the Companys progress under the contract; and whether constraints on variable consideration should be applied due to uncertain future events.





NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES -
(Continued)

Fee-based revenues - Fee-based revenues primarily consist of portfolio service fees that are derived from accounts that charge an annual fee based on net asset value (generally billed quarterly in advance based on prior quarter asset values and recognized over the quarterly period).

Receivables - The Company reviews the receivables for collectability on a regular basis. The allowance for doubtful accounts reflects managements best estimate of probable losses determined principally on the basis of historical experience. The allowance for doubtful accounts was $0 at December 31, 2022.

Cash Equivalents - For purposes of the Statement of Cash Flows, the Company has defined cash equivalents as highly liquid investments, with original maturities of less than three months that are not held for sale in the ordinary course of business.

Concentrations of Credit Risk - The Company is engaged in various brokerage activities in which the counterparties primarily include broker/dealers, banks, other financial institutions and the Companys own customers. In the event the counterparties do not fulfill their obligations, the Company may be exposed to risk. The risk of default depends on the creditworthiness of the counterparty or issuer of the instrument. It is the Companys policy to review, as necessary, the credit standing of each counterparty.

In addition, most of the Companys cash is on deposit at two financial institutions and the balance at times may exceed the federally insured limit. The Company believes it is not exposed to any significant credit risk to cash.

Leases -   On January 1, 2019, the Company adopted ASU 2016-02
Leases  (Topic 842).   ASU 2016-02 requires the recognition of
lease assets and lease liabilities on the balance sheet related to the rights and obligations created by lease agreements, including those leases classified as operating leases under previous GAAP, along with the disclosure of key information
about leasing arrangements.   ASU 2016-02 is effective for
fiscal years beginning after December 15, 2018. The Company has elected not to recognize leases with terms of 12 months or less, unless there is reasonable expectation the agreement will be renewed.




NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES -
(Continued)

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts
of revenues and expenses during the reporting period.   Actual
results could differ from those estimates.


NOTE 2 - NET CAPITAL REQUIREMENTS

As a registered broker/dealer and member of FINRA, the Company is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1), which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net
capital, both as defined, shall not exceed 1500%.   At December
31, 2022, the Companys net capital and required net capital were $937,286 and $50,000, respectively. The ratio of aggregate indebtedness to net capital was 50%.


NOTE 3 - RELATED PARTIES

The Company pays monthly management fees to Bolton Capital Group, Inc. (BCG), a related entity through common ownership, under a management contract. The fees provide compensation for supervisory responsibilities, and for any operational and overhead expenses incurred in connection with the Company?s broker/dealer business. During 2022, supervisory and overhead costs incurred under this arrangement totaled $3,729,199, of which $357,621 was payable at December 31, 2022.

The Company records fee-based revenue and the related commission expense via a book entry with Bolton Global Capital, Inc. (BGC), a related broker-dealer indirectly owned by the sole stockholder of the Company. As of December 31,
2022, the Company was owed $6,101 from BGC.

The Company subleases office space from BGC for a monthly fee of $40,000. The agreement shall renew automatically on an annual basis unless terminated by mutual agreement by both parties.
For the year ended December 31, 2022, the Company paid $480,000 for this sublease, which is included in occupancy on the Statement of Operations (See note 8).





NOTE 4 - INCOME TAXES

The Company is taxed as a C Corporation status for income tax purposes. The provision for income tax in the Statement of Operations consists of federal tax recovery and state tax expense in the amounts of $5,261 and $22,977, respectively. The Company paid taxes of $317,626, with $19,251 accrued and $114,6561 as prepaid on the Statement of Financial Condition. The Company has no deferred tax assets or liabilities as of December 31, 2022.

The Company accounts for any potential interest or penalties related to possible future liabilities for unrecognized income
tax benefits as other expense.   The Company is no longer
subject to examination by tax authorities for federal, state or local income taxes for periods before 2019.


NOTE 5  BUSINESS CONCENTRATIONS

The Company had approximately 70 registered investment advisor affiliations during 2022. One of those advisors was responsible for approximately 15% of the Companys revenue volume during the year ending December 31, 2022.


NOTE 6 - OFF-BALANCE SHEET RISK AND CLEARING AGREEMENTS

In order to facilitate securities transactions, the Company has an agreement with a broker/dealer (Clearing Broker/dealer). When effective, the Company will forward (introduce) customer securities transactions to the Clearing Broker/dealer, fully disclosing the customer name and other information. The processing and, if applicable, any financing pertaining to the introduced transactions would be performed by the Clearing Broker/dealer. The customers accounts would be maintained and recorded in the books and records of the Clearing Broker/dealer on the Companys behalf.


NOTE 7  REVENUE FROM CONTRACTS WITH CUSTOMERS

In regard to ASC Topic 606, revenue has been disaggregated on the Statement of Operations. No further disaggregation is warranted for the year ended December 31, 2022.




NOTE 8 - LEASE COMMITMENT


The Company leases office space from a related party on an annual basis. The lease automatically renews unless terminated by both parties (See Note 3).


NOTE 9  CONTINGENCIES

During 2022, the Company was involved in various claims and lawsuits, arising in the normal course of business.
Management believes that any financial responsibilities that may be incurred in the ultimate resolution of these matters will not have a material adverse effect on the Companys financial position or results of operations.


NOTE 10 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events for potential recognition and/or disclosure through the date the financial statements were issued, noting none.